Average Annual Total Returns - Class S - Thrivent Government Bond Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Agency Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Agency Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Agency Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	7.16%	3.37%	3.04%	5.86%	2.45%	2.02%	4.40%	2.21%	1.94%	8.00%	3.77%	3.34%	5.48%	3.21%	2.61%